Summary of Significant Accounting Policies (Details) - Schedule of Major Product Type Included in Each Government Category - USD ($)	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Major Product Type Included in Each Government Category [Abstract]
Others	$ 3,692,492	$ 10,849,537	$ 5,693,676	$ 9,065,588	$ 5,172,805
Total	48,190,076	103,346,341	54,832,847	104,037,710	89,061,010
Eye drops bottle [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	1,073,853	2,583,231	1,346,164	2,398,222	2,466,978
Oral medicine bottle [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	1,830,363	3,965,345	2,189,018	3,263,135	2,200,569
Anal bag [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	849,099	837,328	395,292	739,376	554,859
Other Class I [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	4,270,545	8,650,315	3,726,823	7,082,672	6,114,349
Class I [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	8,023,860	16,036,219	7,657,297	13,483,405	11,336,755
Masks [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	47,946	410,163	211,468	600,534	9,632,150
Identification tape [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	5,494,306	12,262,269	7,218,564	15,049,686	11,617,668
Disposable medical brush [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	4,481,601	8,337,650	4,606,634	8,493,760	6,353,649
Gynecological inspection kits [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	3,022,727	7,571,089	5,807,398	8,752,617	4,924,689
Surgical kit [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	2,206,201	4,830,930	13,546,908	4,754,769	3,383,215
Medical brush [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	2,809,448	5,231,299	2,586,945	4,130,703	3,635,190
Medical kit [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	983,584	4,066,663	883,977	5,037,054	3,429,371
Other Class II [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	16,029,534	30,696,626	5,035,164	31,282,738	26,461,225
Class II [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	35,075,347	73,406,689	39,897,058	78,101,861	69,437,157
Electronic pump [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	138,751	142,828	67,866	246,819	292,211
Anesthesia puncture kit [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	229,616	539,615	205,218	430,288	438,047
Disposable infusion pump [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	113,335	280,081	78,453	278,734	335,632
Infusion pump [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	178,461	367,652	90,036	309,746	196,686
Electronic infusion pump One [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	330	44,812	43,397	291,725	185,030
Laparoscopic trocar [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	38	139,284	94,337	219,901	134,585
Other Class III [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	737,846	1,539,624	1,005,509	1,609,643	1,532,102
Class III [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	$ 1,398,377	$ 3,053,896	$ 1,584,816	$ 3,386,856	$ 3,114,293